EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
4. EARNINGS PER SHARE
The following table presents the calculation of basic and diluted earnings per share for our Common and Class B common stock:

Years Ended December 31,	2023	2022	2021
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$536,337	$601,167	$418,945
Less: distributed and undistributed earnings allocated to restricted common stock	36,966	51,365	37,273

Earnings allocated to Watsco, Inc. shareholders	$499,371	$549,802	$381,672

Weighted-average common shares outstanding—Basic	36,406,148	35,564,203	35,244,230

Basic earnings per share for Common and Class B common stock	$13.72	$15.46	$10.83

Allocation of earnings for Basic:
Common stock	$455,186	$499,792	$353,873
Class B common stock	44,185	50,010	27,799

	$499,371	$549,802	$381,672

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$536,337	$601,167	$418,945
Less: distributed and undistributed earnings allocated to restricted common stock	36,932	51,294	37,222

Earnings allocated to Watsco, Inc. shareholders	$499,405	$549,873	$381,723

Weighted-average common shares outstanding—Basic	36,406,148	35,564,203	35,244,230
Effect of dilutive stock options	125,535	119,431	179,608

Weighted-average common shares outstanding—Diluted	36,531,683	35,683,634	35,423,838

Diluted earnings per share for Common and Class B common stock	$13.67	$15.41	$10.78

Diluted earnings per share for our Common stock assumes the conversion of all our Class B common stock into Common stock as of the beginning of the fiscal year; therefore, no allocation of earnings to Class B common stock is required. At December 31, 2023, 2022, and 2021, our outstanding Class B common stock was convertible into 3,221,259, 3,234,939, and 2,566,990 shares of our Common stock, respectively.
Diluted earnings per share excluded 18,489, 190,462, and 40,529 shares for the years ended December 31, 2023, 2022, and 2021, respectively, related to stock options with an exercise price per share greater than the average market value, resulting in an anti-dilutive effect on diluted earnings per share.